Annual Total Returns [BarChart] - AZL International Index Fund - Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.78%)
Annual Return 2012	18.04%
Annual Return 2013	21.36%
Annual Return 2014	(6.18%)
Annual Return 2015	(1.39%)
Annual Return 2016	0.37%
Annual Return 2017	24.77%
Annual Return 2018	(14.04%)
Annual Return 2019	21.44%
Annual Return 2020	7.40%